Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities:
Net income	$ 1,308,714	$ 841,301	$ (273,099)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	475,902	339,279	260,399
Loss on disposal of property, plant and equipment	515
Deferred tax assets			(4,447)
Deferred revenue	(3,368)	(3,363)	(3,514)
Long-term deferred expenses	96,351	(129,051)	(77,434)
Provision (reversal) adjustment for accounts receivable	(32,640)	64,307	31,082
Provision (reversal) adjustment for advance to suppliers	307,463	(180,009)
Provision adjustment for inventory		92,968
Other current assets		273,453	194,745
Changes in operating assets and liabilities:
Accounts receivable, net	753,301	(5,180,029)	(4,488,893)
Accounts receivable, related parties		1,097	(1,140)
Notes receivable	(106,477)
Inventories	(7,131,218)	(1,723,721)	63,072,967
Prepaid IPO costs	(501,440)	(111,195)	5,984
Advances to suppliers	702,170	2,285,041	(4,765,310)
Advances to suppliers, related parties	119,396	(97,172)	(21,903)
Other receivables	546,468	1,533,269	(1,914,221)
Accounts payable	(889,531)	6,504,938	(52,953,525)
Accounts payable, related parties	(26,683)	(13,266)	3,423
Accrued payroll expenses	306,581	292,877	178,952
Other payables	532,945	(2,052,554)	2,402,671
Advance from customers	(297,597)	172,402	(3,607,657)
Tax payable	(1,038,848)	389,305	522,146
Net cash (used in) provided by operating activities	(4,877,996)	3,299,877	(1,438,774)
Cash Flows from Investing Activities:
Acquisition of property, plant and equipment	(640,480)	(2,093,112)	(971,723)
Collection of loan receivable			2,759,900
Net cash used in investing activities	(640,480)	(2,093,112)	1,788,177
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	13,514,825	10,256,339	8,154,050
Repayments on short-term borrowings	(9,384,536)	(9,744,214)	(6,737,517)
Proceeds from long-term payables		553,649
Proceeds from related parties	7,352,442	8,978,827	4,509,031
Payments to related parties	(6,355,076)	(10,698,853)	(6,456,123)
Net cash provided by (used in) financing activities	5,127,655	(654,252)	(530,559)
Effect of exchange rate changes on cash	5,532	(3,295)	(8,581)
Net increase (decrease) in cash	(385,289)	549,218	(189,737)
Cash at the beginning of year	573,839	24,621	214,358
Cash at the end of year	188,550	573,839	24,621
Supplemental disclosures of cash flows information:
Cash paid for interest	413,354	364,065	364,771
Cash paid for income taxes